ACQUISITIONS	12 Months Ended
Dec. 31, 2015
ACQUISITIONS [Abstract]
ACQUISITIONS

(3) ACQUISITIONS

2013 Acquired Company

On November 21, 2013, the Group acquired a 51.6% controlling interest in a PRC-based software company ("2013 Acquired Company"). The total consideration was RMB18,750,000, of which RMB5,000,000 was paid to selling shareholders of 2013 Acquired Company for a 25% interest and RMB13,750,000 was injected into 2013 Acquired Company to acquire an additional 26.6% interest. The following table summarizes the allocation of the purchase price for the acquisition.

Fair value
Net assets	(2,298,803)
Intangible assets with definite lives	7,905,854
Deferred tax liabilities arising from the acquisition	(1,976,463)
Total fair value of net assets acquired (a)	3,630,588

Purchase consideration to original shareholders (b)	5,000,000
Noncontrolling interest (c)	16,734,018
Goodwill (b+c-a)	18,103,430

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisition.

The fair value of noncontrolling interests was measured proportionally based on the Group's purchase price of 51.6% of 2013 Acquired Company's interests, taking into consideration of noncontrolling interests discount.

In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of 2013 Acquired Company's business. The fair value of intangible assets was measured by income approach and the major components of intangible assets associated with the 2013 Acquired Company acquisition are set out below:

	Fair value	Useful lives
Trade name	3,076,912	5 years
Self-developed software	4,828,942	3 years
Intangible assets with definite lives	7,905,854

The results of operation of 2013 Acquired Company were not significant and have been included in the consolidated financial statements since the acquisition date. The net loss proportionally taken by the 48.4% noncontrolling shareholders was recorded in “net loss attributable to noncontrolling interests” in the consolidated statements of comprehensive loss. Neither the results of operations since the acquisition date nor pro forma results of operations of 2013 Acquired Company were presented because the effects of 2013 Acquired Company were not material to the Group's consolidated financial statements.

Shenzhen JL

In 2012, the Group acquired a 35% equity interest in Shenzhen JL for consideration of RMB30,926,154 (for which the Group paid RMB24,642,154, RMB1,428,000 and RMB4,856,000 in the years ended December 31, 2012, 2013 and 2014, respectively). In 2014, the Group acquired an additional 21% equity interest in Shenzhen JL, as well as an option from a selling shareholder to repurchase her remaining equity interest at fair value in the event of any disagreement with respect to her participation rights, for total consideration of RMB60,000,000. The option was not recognized in the consolidated balance sheets as it was not legally detachable, separately exercisable, and net settleable. In 2014, the Group settled RMB52,092,771 of the purchase consideration in cash. In “accrued expenses and other current liabilities” in the consolidated balance sheets as of December 31, 2014, the Group recognized a liability for the unpaid consideration of RMB7,907,229, which was paid off in 2015. The following tables summarize the allocation of the purchase price for the acquisition.

Allocation of the purchase price for the acquisition was as follows:

Fair value
Accounts receivable, net	113,783,547
Other current assets	93,492,599
Non-current assets	5,442,860
Accounts payable	(154,282,913)
Accrued expenses and other current liabilities	(29,565,780)
Noncontrolling interest	(229,724)
Intangible asset with definite lives	76,690,000
Deferred tax liabilities	(19,172,500)
Total fair value of net assets acquired (a)	86,158,089

Purchase consideration in 2014 (b)	60,000,000
Investment in non-consolidated affiliates (c)	34,674,235
Gain on investment in non-consolidated affiliates after control (d)	17,049,903
Non controlling interest (e)	65,024,631
Goodwill (b+c+d+e-a)	90,590,680

The non-controlling interest was initially recorded at fair value on the acquisition date. The fair value of the non-controlling interests is estimated using the income approach. As Shenzhen JL is a private company, the fair value measurement is based on significant inputs that are not observable in the market. The fair value estimates are based on significant inputs that market participants would consider when estimating equity fair value of the same industry, which include discount rate, projected terminal value, financial multiples of companies in the same industry as Shenzhen JL and (d) adjustments for lack of control or lack of marketability. Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisition.

The fair value of the Group's pre-existing investment in non-consolidated affiliates was measured proportionally based on the Group's purchase price for a 56% equity interest in Shenzhen JL, taking into consideration a discount for noncontrolling interests. Gain on investment in non-consolidated affiliates after the Group acquired controlling interests was included in "net income/(loss) in non-consolidated affiliates" in the consolidated statements of comprehensive loss for the year ended December 31, 2014.

In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Shenzhen JL business. The fair value of intangible assets was measured using the income approach, and the major components of intangible assets associated with the Shenzhen JL acquisition are set out below:

	Fair value	Useful lives
Trade name	76,690,000	5 years

 Shenzhen JL

              In 2015, changes in circumstances in the geographical territory covered by Shenzhen JL indicated that the carrying value of the trade name might not be recoverable. With the assistance of an external valuer, the Group wrote the value of trade name down to its fair value, which was measured using the relief from royalty method.  As such, an impairment charge of RMB40,401,740 was recorded as "impairment of goodwill and other intangible assets" in the consolidated statements of comprehensive loss for the year ended December 31, 2015.

The following unaudited pro forma consolidated financial information for the years ended December 31, 2013 and 2014 is presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the dates indicated.

	December 31,
	2013	2014
Net revenues	211,277,523	215,068,193
Net loss attributable to eLong, Inc.	2,602,191	8,079,150

These pro forma amounts have been derived after applying the Group's accounting policies and adjusting the results of Shenzhen JL to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2013 and January 1, 2014, respectively.

Jiuyou assets related to accommodation reservation business

           In December 2010, May 2012 and February 2014, the Group acquired 20%, 1.8% and 12.2%, respectively, of the equity interests in Beijing Jiuyou Technology Co., Ltd. ("Jiuyou") from selling shareholders and accounted for the investments using the equity method. In 2014, due to a decline in the performance of Jiuyou's business, the Group fully impaired its equity method investment in Jiuyou and recorded an impairment charge of RMB31,672,147 as "income/(loss) in non-consolidated affiliates" in the consolidated statement of comprehensive loss.

In February 2015, the Group entered into an agreement with Jiuyou's individual shareholders, pursuant to which the Group acquired certain Jiuyou assets related to accommodation reservation business for RMB5,000,000, and transferred the Group's entire equity interest in Jiuyou to Jiuyou's individual shareholders. Upon the completion of this transaction, Jiuyou ceased to be an equity method investee of the Group and the Group accounted for the acquisition of Jiuyou's accommodation reservation assets as a business combination. The Group and Jiuyou also agreed that Jiuyou will provide certain services to the Group during the next three years.

The following table summarizes the allocation of the purchase price for the acquisition of Jiuyou's assets related to the accommodation reservation business:

	Fair value	Useful lives
Trade name	1,570,000	5 years
Customer list	510,000	5 years
Intangible assets with definite lives	2,080,000
Goodwill	2,920,000
Total purchase consideration	5,000,000

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisition.

The fair value of the trade name was measured using the relief from royalty method, with a royalty rate of 1.5%, a tax rate of 25% and a discount rate of 19%, while the fair value of the customer list was measured using the multi-period excess earnings method, using an annual revenue growth rate ranging from -5% to 5%, a terminal growth rate of 3% and a discount rate of 19%.